Summary of Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Summary of Significant Accounting Policies
Basis of Presentation
(a)	Basis of Presentation

The interim financial statements included herein are unaudited. These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and the rules and regulations of the U.S. Securities and Exchange Commission (“SEC”). Any reference in these notes to applicable guidance is meant to refer to U.S. GAAP as found in the Accounting Standards Codification (“ASC”) and Accounting Standards Update (“ASU”) of the Financial Accounting Standards Board (“FASB”). In the opinion of management, these statements include all adjustments, consisting only of normal, recurring adjustments, necessary for a fair presentation of the financial position of TransCode Therapeutics, Inc. at September 30, 2022, its results of operations for the three and nine months ended September 30, 2022 and 2021, and its cash flows for the nine months ended September 30, 2022 and 2021. The interim results of operations are not necessarily indicative of the results to be expected for a full year. These interim financial statements should be read in conjunction with the audited financial statements for the year ended December 31, 2021, and notes thereto contained in the Company’s Annual Report on Form 10-K, filed with the SEC. Certain information and note disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been omitted pursuant to such rules and regulations relating to interim financial statements.

(a)   Basis of Presentation

These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and the rules and regulations of the U.S. Securities and Exchange Commission (“SEC”). Any reference in these notes to applicable guidance is meant to refer to U.S. GAAP as found in the Accounting Standards Codification (“ASC”) and Accounting Standards Update (“ASU”) of the Financial Accounting Standards Board (“FASB”). In the opinion of management, these statements include all adjustments, consisting only of normal, recurring adjustments, necessary for a fair presentation of the financial position of TransCode Therapeutics, Inc. at December 31, 2021 and 2020, and its results of operations and its cash flows for the years ended December 31, 2021 and 2020.

Use of Estimates
(b)	Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, including disclosure of contingent assets and liabilities, at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Due to the uncertainty of factors surrounding the estimates or judgments used in the preparation of the financial statements, actual results may materially vary from these estimates.

Significant items subject to such estimates and assumptions include but are not limited to the valuation of share-based compensation, income from grants, derivative liabilities, and warrant liability. Future events and their effects cannot be predicted with certainty; accordingly, accounting estimates require the exercise of judgment. Accounting estimates used in the preparation of these financial statements change as new events occur, as more experience is acquired, as additional information is obtained and as the operating environment changes.

(b)   Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, including disclosure of contingent assets and liabilities, at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Significant items subject to such estimates and assumptions include but are not limited to the valuation of share-based compensation, income from grants, derivative liabilities, and warrant liability. Future events and their effects cannot be predicted with certainty; accordingly, accounting estimates require the exercise of judgment. Accounting estimates used in the preparation of these financial statements change as new events occur, as more experience is acquired, as additional information is obtained and as the operating environment changes. Due to the uncertainty of factors surrounding the estimates or judgments used in the preparation of the financial statements, actual results may vary materially from these estimates.

Basic and Diluted Earnings (Loss) per Share
(c)	Basic and Diluted Earnings (Loss) per Share

Basic net earnings (loss) per share is determined by dividing the net income (loss) attributable to common stockholders by the weighted average number of shares of common stock outstanding during the period. Diluted net earnings (loss) per share includes the effect, if any, from the potential conversion, vesting or exercise of securities (Contingent Securities) such as convertible promissory notes, stock options and warrants, which would result in the issuance of additional shares of common stock. The computation of diluted net earnings (loss) per shares does not include the conversion or exercise of Contingent Securities when the effect of doing so would be antidilutive.

(c)   Basic and Diluted Earnings (Loss) per Share

Basic net earnings (loss) per share is determined by dividing the net income (loss) attributable to common stockholders by the weighted average number of shares of common stock outstanding during the period. Diluted net earnings (loss) per share includes the effect, if any, from the potential conversion, vesting or exercise of securities (Contingent Securities) such as convertible promissory notes, stock options and warrants, which would result in the issuance of additional shares of common stock. The computation of diluted net earnings (loss) per shares does not include the conversion or exercise of Contingent Securities that would be antidilutive. The basic and dilutive computations of the Company’s net earnings (loss) per share for the years ended December 31, 2021 and 2020, are the same because the effect of including Contingent Securities was antidilutive.

Cash
(d)	Cash

The Company classifies deposits in banks, money market funds and cash invested temporarily in various instruments with original maturities of three months or less as cash and cash equivalents. To date, the Company has not held any funds in money market funds or instruments with original maturities of three months or less. At times, the Company’s cash balances in U.S. banks may exceed the levels of insured amounts under the Federal Deposit Insurance Corporation (FDIC).

(d)   Cash

The Company classifies deposits in banks, money market funds and cash invested temporarily in various instruments with original maturities of three months or less as cash. At times, the Company’s cash balances in U.S. banks may exceed the levels of insured amounts under the Federal Deposit Insurance Corporation (FDIC). The Company’s cash balance at December 31, 2021, was $20,825,860.

Fair Value of Financial Instruments
(e)	Fair Value of Financial Instruments

The Company’s financial instruments at September 30, 2022, and December 31, 2021, included cash, accounts payable, and accrued expenses. Cash is reported at fair value. The recorded carrying amount of accounts payable and accrued expenses approximate their fair value due to their short-term nature.

(e)   Fair Value of Financial Instruments

The Company’s financial instruments at December 31, 2021 and 2020, included cash, accounts payable, accrued expenses, convertible notes, and derivative liabilities related to the convertible notes. Cash and the derivative liabilities are reported at fair value. The recorded carrying amount of accounts payable and accrued expenses reflect their fair value due to their short-term nature. The carrying value of the interest-bearing convertible notes approximates fair value based upon the borrowing rates currently available to the Company for loans with similar terms and maturities.

Research and Development
(f)	Research and Development

Research and development costs generally are expensed as incurred and primarily comprise expenses to discover, research and develop therapeutic candidates. These expenses may include personnel costs, stock-based compensation expense, materials and supplies, allocated facility-related and depreciation expenses, third-party license fees, and costs under arrangements with third party vendors, such as contract research organizations (“CROs”), contract manufacturing organizations (“CMOs”), and consultants. Non-refundable prepayments for goods or services that will be used or rendered for future research and development activities are recorded as prepaid expenses. Such amounts are recognized as expenses as the goods are delivered or the related services are performed, or until it is no longer expected that the goods will be delivered or the services rendered.

The Company has entered into various research and development-related contracts with companies both inside and outside the United States. The related costs are recorded as research and development expenses as incurred. The Company records accruals for estimated ongoing research costs. When evaluating the adequacy of the accrued liabilities, the Company analyzes progress of the studies, including the phase or completion of events, invoices received and contracted costs. Significant judgments and estimates are made in determining the accrued balances at the end of any reporting period. Actual results could differ materially from the Company’s estimates.

Patent Costs

All legal fees and expenses and costs related to patent-related filings with governmental authorities incurred in connection with filing and prosecuting patent applications are expensed as incurred due to the uncertainty about the recovery of the expenditure. Amounts incurred are classified as general and administrative expenses. Other patent costs are classified as R&D expenses.

(f)   Research and Development

Research and development costs are expensed as incurred and primarily comprise expenses to discover, research and develop therapeutic candidates. These expenses may include personnel costs, stock-based compensation expense, materials and supplies, allocated facility-related and depreciation expenses, third-party license fees, and costs under arrangements with third party vendors, such as contract research organizations (“CROs”), contract manufacturing organizations (“CMOs”), and consultants. Non-refundable prepayments for goods or services that will be used or rendered for future research and development activities are recorded as prepaid expenses. Such amounts are recognized as expenses as the goods are delivered or the related services are performed, or until it is no longer expected that the goods will be delivered or the services rendered. At December 31, 2021 and 2020, the Company’s outstanding payables to CROs or CMOs were $386,057 and $31,346, respectively.

The Company has entered into various research and development-related contracts with companies both inside and outside of the United States. The related costs are recorded as research and development expenses as incurred. The Company records accruals for estimated ongoing research costs. When evaluating the adequacy of the accrued liabilities, the Company analyzes progress of the studies, including the phase or completion of events, invoices received and contracted costs. Significant judgments and estimates are made in determining the accrued balances at the end of any reporting period. Actual results could differ materially from the Company’s estimates.

Patent Costs

All legal fees and expenses and costs related to patent-related filings with governmental authorities incurred in connection with filing and prosecuting patent applications are expensed as incurred due to the uncertainty about the recovery of the expenditure. Amounts incurred are classified as general and administrative expenses. Other patent costs are classified as R&D expenses.

Grant Income
(g)	Grant Income

Funds from grants are recognized as grant income in the statements of operations as and when earned for the specific research and development projects for which the grants are designated. In April 2021, the Company received an award (the “Award”) from the National Cancer Institute in support of the Company’s lead therapeutic candidate. Since there is no transfer of ownership of the work performed under the Award, and the Company does not lose control over the work performed under the Award, the Company deems the Award funds as a contribution. Grant payments received in excess of grant income earned are recorded as deferred grant income on the Company’s balance sheet until the related income has been earned. Grant income earned in excess of grant payments received is recorded as grant receivable on the Company’s balance sheet.

(g)   Grant Income

Funds from grants are recognized as grant income in the statements of operations as and when earned for the specific research and development projects for which the grants are designated. Since there is no transfer of ownership of the work performed under the Award, and we do not lose control over the work performed under the Award, we deemed the Award funds as a contribution. Grant payments received are recorded as deferred grant income on the Company’s balance sheet until the related income has been earned. Grant income earned in excess of grant payments received is recorded as grant receivable on the Company’s balance sheet.

Share-Based Compensation
(h)	Share-Based Compensation

Share based compensation, if any, for employees and non-employees is measured at the grant date based on the fair value of the award. The Company recognizes compensation expense, if any, for awards to employees and directors over the requisite service period, which is generally the vesting period of the respective award, and for awards to non-employees over the period during which services are rendered by such non-employees until completed. Generally, the Company issues awards with only service-based vesting conditions and records the expense for these awards using the straight-line method. The Company classifies stock-based compensation expense in its statements of operations in the same manner in which the award recipient’s payroll costs are classified or in which the award recipient’s service payments are classified. Forfeitures are accounted for as they occur.

Because prior to the IPO, there was no public market for the Company’s common stock, the estimated fair value of the common stock was determined by the Company’s board of directors (the “Board”) as of the date of each award, with input from management, considering, when available, third-party valuations of the Company’s common stock as well as the Board’s assessment of additional objective and subjective factors that it believed were relevant and which may have changed between the date of the then most recent third-party valuation, if any, and the date of the grant. The assumptions used in calculating the fair value of share-based awards represented management’s best estimates and involved inherent uncertainties and the application of management’s judgment. As a result, if factors were to change and management were to use different assumptions, share-based compensation expense could be materially different. The fair value of awards made subsequent to the IPO are determined using the closing price of the Company’s common stock on the date of grant.

Certain stock appraisal methodologies utilize, among other variables, the volatility of the stock price. When private, the Company lacked Company-specific historical and implied volatility information for its stock. Therefore, it estimated its expected stock price volatility based on the historical volatility of publicly-traded peer companies and expects to continue to do so until such time, if ever, as it has adequate historical data regarding the volatility of its own publicly-traded stock price. The expected life of options awarded was estimated using the simplified method because the Company has limited historical information on which to base reasonable expectations about future exercise patterns and post-vesting employment. The risk-free interest rate is determined by reference to the U.S. Treasury yield curve in effect at the time of grant of the award for time periods approximately equal to the expected term of the award. Expected dividend yield is based on the fact that the Company has never paid cash dividends on its common stock and does not expect to pay cash dividends in the foreseeable future.

Share based compensation, if any, for employees and non-employees is measured at the grant date based on the fair value of the award. The Company recognizes compensation expense, if any, for awards to employees and directors over the requisite service period, which is generally the vesting period of the respective award, and for awards to non-employees over the period during which services are rendered by such non-employees until completed. Generally, the Company issues awards with only service-based vesting conditions and records the expense for these awards using the straight-line method. The Company classifies stock-based compensation expense in its statements of operations in the same manner in which the award recipient’s payroll costs are classified or in which the award recipient’s service payments are classified. Forfeitures are accounted for as they occur.

Because prior to the IPO, there was no public market for the Company’s common stock, the estimated fair value of the common stock was determined by the Company’s board of directors (the “Board”) as of the date of each award, with input from management, considering, when available, third-party valuations of the Company’s common stock as well as the Board’s assessment of additional objective and subjective factors that it believed were relevant and which may have changed between the date of the then most recent third-party valuation and the date of the grant. The assumptions used in calculating the fair value of share-based awards represent management’s best estimates and involve inherent uncertainties and the application of management’s judgment. As a result, if factors were to change and management were to use different assumptions, share-based compensation expense could be materially different.

Certain stock appraisal methodologies utilize, among other variables, the volatility of the stock price. As an historically private company, the Company lacked company-specific historical and implied volatility information for its stock. Therefore, it estimated its expected stock price volatility based on the historical volatility of publicly-traded peer companies and expects to continue to do so until such time, if ever, as it has adequate historical data regarding the volatility of its own publicly-traded stock price. The expected life of options awarded was estimated using the simplified method because the Company has limited historical information on which to base reasonable expectations about future exercise patterns and post-vesting employment. The risk-free interest rate is determined by reference to the U.S. Treasury yield curve in effect at the time of grant of the award for time periods approximately equal to the expected term of the award. Expected dividend yield is based on the fact that the Company has never paid cash dividends on its common stock and does not expect to pay cash dividends in the foreseeable future.

Property and equipment

(i)   Property and Equipment

Property and equipment are recorded at cost less accumulated depreciation. Depreciation expense is recognized using the straight-line method over the estimated useful life of each asset as follows:

Estimated useful life
Laboratory equipment	3 years
Furniture and fixtures	5 years
Computer and office equipment	3 years
Leasehold improvements	Shorter of the useful life or remaining lease term

When assets are retired or otherwise disposed of, the cost of assets disposed of and the related accumulated depreciation is removed from the accounts and any resulting gain or loss is included in the statements of operations in the period of disposal. Expenditures for repairs and maintenance are charged to expense as incurred.

(i)   Property and equipment

Property and equipment are recorded at cost less accumulated depreciation. Depreciation expense is recognized using the straight-line method over the estimated useful life of each asset as follows:

Estimated useful life
Laboratory equipment	3 years
Furniture and fixtures	5 years
Computer and office equipment	3 years
Leasehold improvements	Shorter of the useful life or remaining lease term

When assets are retired or otherwise disposed of, the cost of assets disposed of and the related accumulated depreciation is removed from the accounts and any resulting gain or loss is included in the statements of operations in the period of disposal. Expenditures for repairs and maintenance are charged to expense as incurred.

Income Taxes
(j)	Income Taxes

The Company provides for income taxes using the asset and liability approach. Deferred tax assets and liabilities are recorded based on the differences between the financial statement and tax bases of assets and liabilities and the tax rates in effect when these differences are expected to reverse. Deferred tax assets are reduced by a valuation allowance if, based on the weight of available evidence, it is more likely than not that some or all of the deferred tax assets will not be realized. As of the dates of the Company’s balance sheets herein, the Company had a full valuation allowance against deferred tax assets.

The Company is subject to the provisions of ASC 740-10-25, “Income Taxes” (ASC 740). ASC 740 prescribes a more likely-than-not threshold for the financial statement recognition of uncertain tax positions. ASC 740 clarifies the accounting for income taxes by prescribing a minimum recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return.

There are currently no open federal or state tax audits. The Company has not recorded any liability for uncertain tax positions at the dates of the Company’s balance sheets herein.

(j)   Income Taxes

The Company provides for income taxes using the asset and liability approach. Deferred tax assets and liabilities are recorded based on the differences between the financial statement and tax bases of assets and liabilities and the tax rates in effect when these differences are expected to reverse. Deferred tax assets are reduced by a valuation allowance if, based on the weight of available evidence, it is more likely than not that some or all of the deferred tax assets will not be realized. As of December 31, 2021 and 2020, the Company had a full valuation allowance against deferred tax assets.

The Company is subject to the provisions of ASC 740-10-25, Income Taxes (ASC 740). ASC 740 prescribes a more likely-than-not threshold for the financial statement recognition of uncertain tax positions. ASC 740 clarifies the accounting for income taxes by prescribing a minimum recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return.

There are currently no open Federal or State tax audits. The Company has not recorded any liability for uncertain tax positions at December 31, 2021 or 2020.

Concentrations of Credit Risk
(k)	Concentrations of Credit Risk

Financial instruments that potentially expose the Company to concentrations of credit risk consist primarily of cash. The Company generally maintains balances in various accounts at one or more U.S. banks in amounts that may exceed federally insured limits. The Company has not experienced any losses related to its cash and does not believe that it is subject to unusual credit risk beyond the normal credit risk associated with commercial banking balances.

(k)   Concentrations of Credit Risk

Financial instruments that potentially expose the Company to concentrations of credit risk consist primarily of cash. The Company generally maintains balances in various accounts at one or more U.S. banks in amounts that may exceed federally insured limits. The Company has not experienced any losses related to its cash and does not believe that it is subject to unusual credit risk beyond the normal credit risk associated with commercial banking balances.

Derivative Liabilities

(l)   Derivative Liabilities

The Company does not use derivative instruments to hedge exposures to interest rate, market, or foreign currency risks. The Company evaluates all of its financial instruments, including convertible promissory notes, to determine if such instruments contain features that meet the definition of embedded derivatives.

Embedded derivatives must be separately measured from the host contract if all the requirements for bifurcation are met. The assessment of the conditions surrounding the bifurcation of embedded derivatives depends on the nature of the host contract. Bifurcated embedded derivatives are recognized at fair value, with changes in fair value recognized in the statements of operations each period. Bifurcated embedded derivatives are classified with the related host contract in the Company’s balance sheets.

In connection with the Company’s convertible promissory notes, the Company identified certain embedded and freestanding derivatives which it recorded as liabilities on the balance sheets and remeasured to fair value at each reporting date until the derivative was settled. Changes in the fair value of the derivative liabilities are recognized in the statements of operations.

Deferred Offering Costs

(m)   Deferred Offering Costs

The Company capitalizes certain legal, professional accounting and other third-party fees directly associated with in-process capital stock financings as deferred offering costs until such financings are consummated. After consummation of the financing, these costs are recorded in stockholders’ equity (deficit) as a reduction of additional paid-in capital generated as a result of the offering. Should a planned equity financing be abandoned, the deferred offering costs would be expensed immediately as a charge to operating expenses in the statements of operations. As of December 31, 2021 and 2020, the Company had recorded deferred offering costs of $0 and $224,153, respectively, incurred in connection with the Company’s IPO and reported as long-term assets on the Company’s balance sheets. Deferred offering costs of $934,427 were offset against proceeds received in the IPO and charged to additional paid-in capital.

Emerging Growth Company Status
(l)	Emerging Growth Company Status

The Company is an “emerging growth company” (“EGC”) as defined in the Jumpstart Our Business Startups Act (“JOBS Act”) and may take advantage of certain exemptions from various reporting requirements that are applicable to public companies that are not EGCs. The Company may take advantage of these exemptions until it is no longer an EGC under Section 107 of the JOBS Act and has elected to use the extended transition period for complying with new or revised accounting standards. As a result of this election, the Company’s financial statements may not be comparable to companies that comply with public company FASB standards’ effective dates. The Company may take advantage of these exemptions up until the last day of the fiscal year following the fifth anniversary of a public offering or such earlier time that it is no longer an EGC.

(n)   Emerging Growth Company Status

The Company is an “emerging growth company” (“EGC”) as defined in the Jumpstart Our Business Startups Act (“JOBS Act”) and may take advantage of certain exemptions from various reporting requirements that are applicable to public companies that are not EGCs. The Company may take advantage of these exemptions until it is no longer an EGC under Section 107 of the JOBS Act and has elected to use the extended transition period for complying with new or revised accounting standards. As a result of this election, the Company’s financial statements may not be comparable to companies that comply with public company Financial Accounting Standards Board (“FASB”) standards’ effective dates. The Company may take advantage of these exemptions up until the last day of the fiscal year following the fifth anniversary of a public offering or such earlier time that it is no longer an EGC.

Recent Accounting Pronouncements
(m)	Recent Accounting Pronouncements

In November 2021, the FASB, issued Accounting Standards Update No. 2021-10 entitled “Government Assistance (Topic 832), Disclosures by Business Entities about Government Assistance”. This ASU requires enhanced disclosures related to the Company’s contracts with the U.S. Government that are accounted for by applying a grant or contribution accounting model by analogy. The new disclosure requirements include information about the nature of the transactions and the related accounting policy used to account for the transactions; the line items on the balance sheet and income statement that are affected by the transactions, and the amounts applicable to each financial statement line item; and significant terms and conditions of the transactions, including commitments and contingencies. The ASU is effective for annual periods beginning after December 15, 2021. The Company’s adoption of this standard on January 1, 2022, did not have a significant effect on its financial statements.

(o)   Recent Accounting Pronouncements

In November 2021, the Financial Accounting Standards Board (the “FASB”), issued Accounting Standards Update No. 2021-10 entitled “Government Assistance (Topic 832), Disclosures by Business Entities about Government Assistance” (the “ASU”). This ASU will require enhanced disclosures related to the Company’s contracts with the U.S. Government that are accounted for by applying a grant or contribution accounting model by analogy. The new disclosure requirements include information about the nature of the transactions and the related accounting policy used to account for the transactions; the line items on the balance sheet and income statement that are affected by the transactions, and the amounts applicable to each financial statement line item; and significant terms and conditions of the transactions, including commitments and contingencies. The ASU is effective for annual periods beginning after December 15, 2021. The Company is currently evaluating ASU 2021-10 and assessing the impact of its adoption on its financial statements, but does not believe the adoption of this standard will have a significant impact on its financial statements.

In August 2020, the FASB issued ASU No. 2020-06, Debt — Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging — Contracts in Entity’s Own Equity (Subtopic 815-40). ASU 2020-06 simplifies accounting for convertible instruments by removing major separation models required under current GAAP. The ASU also simplifies the diluted earnings per share (EPS) calculation in certain areas. The ASU is effective for public business entities that meet the definition of a Securities and Exchange Commission (SEC) filer, excluding entities eligible to be smaller reporting companies as defined by the SEC, for fiscal years beginning after December 15, 2021, including interim periods within those fiscal years. For all other entities, the standard will be effective for fiscal years beginning after December 15, 2023, including interim periods within those fiscal years. Early adoption is permitted. The Company is currently evaluating ASU 2020-06 and assessing the impact of its adoption on its financial statements.

Reverse Stock Split
(n)	Reverse Stock Split

On March 22, 2021, the Board and shareholders of the Company approved a reverse split of the Company’s common stock at a ratio of one share for every 1.6486484 shares previously held. All common stock share and per share data, and exercise price data for applicable common stock equivalents, included in these financial statements have been retroactively adjusted to reflect the reverse stock split.

(p)   Reverse Stock Split

On March 22, 2021, the Board and shareholders of the Company approved a reverse split of the Company’s common stock at a ratio of one share for every 1.6486484 shares previously held. All common stock share and per share data and conversion or exercise price data for applicable common stock equivalents included in these financial statements have been retroactively adjusted to reflect the reverse stock split.